Document and Entity Information	Aug. 05, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity File Number	001-37372
Entity Registrant Name	COLLEGIUM PHARMACEUTICAL, INC.
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	03-0416362
Entity Address, Address Line One	100 Technology Center Drive
Entity Address, Adress Line Two	Suite 300
Entity Address, State or Province	MA
Entity Address, City or Town	Stoughton
Entity Address, Postal Zip Code	02072
City Area Code	781
Local Phone Number	713-3699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	COLL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001267565
Amendment Flag	false